Summary of Significant Accounting Policies (Details)				3 Months Ended		12 Months Ended
	Mar. 13, 2024 USD ($)	Feb. 01, 2024 USD ($)	Dec. 14, 2023 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Summary of Significant Accounting Policies [Line Items]
Interest earned						$ 187,000
Other costs	$ 522,867
Deferred shares (in Shares) | shares						4,322,500
Fair value of share issued						$ 776,815
Redemption amount						24,300,000	$ 127,200,000
Additional paid-in capital				$ 79,158,563		28,850,985
Accumulated deficit				(119,717,769)		(25,445,506)
Interest to pay distribution expenses						100,000
Redeem an aggregate (in Shares) | shares			1,625,876
Redeeming stockholders			$ 17,834,235			17,834,235
Excise tax percentage							1.00%
Tax liability						900,000
Shares of common stock (in Shares) | shares			1,625,876
Federal depository insurance coverage				$ 250,000		250,000
Operating segment				1
Reportable segment				1
Receivable balance				$ 302,500		187,500
Percentage of additional trust funding requirement				50.00%
Transaction costs				$ 302,500
Other receivable				302,500		187,500
Depreciation expense				$ 57,094	$ 92,356
Issued patents						776,815	$ 776,815
Amortization expense of patents					13,316
Common stock initially reserved for issuance (in Shares) | shares				9,500,000
Common stock shares outstanding (in Shares) | shares				9,500,000
Percentage of number of stocks of common stock outstanding				5.00%
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Patents usefule life				20 years
Net unissued				$ 1,110,679		748,857
Issued patents				800,340		1,103,792
Amortization expense of patents				37,298	$ 13,316
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Tax obligation value				$ 82,000
Underwriter fees		$ 2,200,000
Class A Redeemable Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Additional paid-in capital						4,800,000
Accumulated deficit							$ 12,900,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Redeeming stockholders			$ 17,834,235			17,834,235
Aggregate purchase of common stock (in Shares) | shares							11,580,000
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs						6,951,081
Other costs						597,334
Underwriter fees						5,557,500
Over-Allotment Option [Member]
Summary of Significant Accounting Policies [Line Items]
Offering cost						$ 19,432